Label	Element	Value
Wilmington Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILMINGTON REAL ASSET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term preservation of capital with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 77 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waivers/expense reimbursements remain in place for the contractual period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.
The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
The Fund will invest in real estate companies, such as real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.
In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund can invest in investment companies, exchange traded funds (“ETFs”), futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of futures contracts, forward currency exchange contracts, currency futures and swap agreements may at times be substantial.
Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining sub-advisors to manage the Fund’s assets. The Advisor engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) as the Fund’s principal Sub-Advisor, to allocate and reallocate assets of the Fund among the Fund’s sub-advisors. WTIA may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.
The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately up to 80% of the Fund’s assets in inflation-protected debt securities, up to 80% of the Fund’s assets in real estate-related securities and up to 60% of the Fund’s assets in commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.
The Fund utilizes a multi-manager strategy in which the principal Sub-Advisor, WTIA, allocates and reallocates varying portions of the Fund’s assets among sub-advisors, or invests directly (up to 80% of the Fund’s net assets) in ETFs or other instruments in pursuit of the Fund’s investment strategies. Subject to the supervision of the Advisor, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest in securities of small-cap companies and may invest up to 55% of its assets in foreign securities. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) and the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market benchmarks which are believed to be broadly representative of the overall applicable securities markets in which the Fund invests. The Fund will continue to measure its performance against the Real Asset Blended Index that is constructed by the Advisor and the Bloomberg Commodity Index as they are believed to be representative of the investment strategy of the Fund. Updated performance information is available at www.wilmingtonfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wilmingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 10.69% 3/31/2019 Worst Quarter (21.48)% 3/31/2020
The Fund’s Class I Shares total return for the six-month period from January 1, 2024 to June 30, 2024 was 1.19%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 31, 2024, the Fund selected the MSCI ACWI Index (Net) and the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market benchmarks which are believed to be broadly representative of the overall applicable securities markets in which the Fund invests. The Fund will continue to measure its performance against the Real Asset Blended Index that is constructed by the Advisor and the Bloomberg Commodity Index as they are believed to be representative of the investment strategy of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes will vary.
Wilmington Real Asset Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Wilmington Real Asset Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Wilmington Real Asset Fund | Active Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

Wilmington Real Asset Fund | Asset Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Asset Allocation Risk. WTIA’s asset allocation decisions among various component strategies of the Fund may not anticipate market trends successfully. WTIA may make less than optimal or poor asset allocation decisions. WTIA attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is also possible that WTIA or another sub-advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Wilmington Real Asset Fund | Call Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Call Risk. Issuers of callable securities may redeem the securities prior to maturity at a price below their current market value.

Wilmington Real Asset Fund | Commodity Related Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Commodity-Related Risk. Investments in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Wilmington Real Asset Fund | Commodity Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Commodity Tax Risk. The Fund’s ability to invest in certain instruments such as commodity-linked derivatives may be adversely affected by changes in legislation, regulations or other legally binding authority. Pursuant to the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the Internal Revenue Service has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income. As a result, the Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. Failure to comply with the restrictions in the Internal Revenue Code of 1986, as amended, and any future legislation or guidance may cause the Fund to fail to qualify as a regulated investment company which may adversely impact a shareholder’s return. Alternatively, the Fund may forego those investments which could adversely affect the ability of the Fund to achieve its investment goal.

Wilmington Real Asset Fund | Company Size Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.

Wilmington Real Asset Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack of liquidity in the market for floating rate loans.

Wilmington Real Asset Fund | Derivative Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price; (2) because the derivatives do not perform as anticipated; (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

Wilmington Real Asset Fund | Derivatives Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Derivatives Tax Risk. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

Wilmington Real Asset Fund | Exchange Traded Funds ETFs Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Exchange Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Wilmington Real Asset Fund | Foreign Investing Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses. In addition, the Fund will be subject to the risk that the issuer of foreign government securities or the governmental authorities that control the repayment of the debt may be unwilling to repay the principal or interest when due.

Wilmington Real Asset Fund | Forward Currency Exchange Contract Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•	Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. When used for hedging purposes, forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Wilmington Real Asset Fund | Futures Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Futures Contracts Risk. The successful use of futures contracts will depend upon the investment manager’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (v) if the Fund has insufficient cash, it may have to sell portfolio investments to meet daily variation margin requirements, and the Fund may have to sell such investments at a time when it may be disadvantageous to do so.

Wilmington Real Asset Fund | Inflation Indexed Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Inflation-Indexed Securities Risk. Because of the inflation-adjustment feature, inflation-indexed securities typically have lower yields than conventional fixed-rate bonds. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the income distributions from an inflation-indexed security are likely to fluctuate considerably more than the income distribution amounts of a conventional bond. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investment in inflation-indexed securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Wilmington Real Asset Fund | Inflation Indexed Securities Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.

Wilmington Real Asset Fund | Interest Rate Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Wilmington Real Asset Fund | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•
Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Wilmington Real Asset Fund | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Liquidity Risk. The risk that certain securities or other instruments, such as derivatives, may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

Wilmington Real Asset Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Market Risk. There is a risk that the value of the Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Wilmington Real Asset Fund | Master Limited Partnerships MLPs Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Master Limited Partnerships (“MLPs”) Risk. Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

Wilmington Real Asset Fund | Mortgage Backed and Asset Backed Securities Risk [Member]
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•	Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Wilmington Real Asset Fund | Multi Manager Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Multi-Manager Risk. The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

Wilmington Real Asset Fund | Natural Resources Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.

Wilmington Real Asset Fund | Prepayment Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Wilmington Real Asset Fund | Real Estate Related Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
•	Real Estate-Related Risk. Investments in real estate (generally REITs) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Wilmington Real Asset Fund | Stock Market Risk [Member]
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•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

Wilmington Real Asset Fund | Structured Note Risk [Member]
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Structured Note Risk. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Wilmington Real Asset Fund | Swap Agreement Risk [Member]
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•	Swap Agreement Risk. With respect to an uncleared swap (i.e., negotiated bilaterally and traded OTC between the two parties), the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Under certain market conditions, swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In the case of a cleared swap (i.e., transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (e.g., certain credit default swaps)), there is also a risk of loss by the fund of the margin deposits posted with the FCM in the event of the FCM’s bankruptcy.

Wilmington Real Asset Fund | Underlying Funds Risk [Member]
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•	Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of WTIA, as the Fund’s principal Sub-Advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. WTIA is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

Wilmington Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 649
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	$ 2,078
1 Year	rr_AverageAnnualReturnYear01	(4.66%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Wilmington Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	269
5 Years	rr_ExpenseExampleYear05	473
10 Years	rr_ExpenseExampleYear10	$ 1,064
2014	rr_AnnualReturn2014	3.97%
2015	rr_AnnualReturn2015	(5.03%)
2016	rr_AnnualReturn2016	3.20%
2017	rr_AnnualReturn2017	11.80%
2018	rr_AnnualReturn2018	(7.20%)
2019	rr_AnnualReturn2019	16.84%
2020	rr_AnnualReturn2020	(2.17%)
2021	rr_AnnualReturn2021	21.47%
2022	rr_AnnualReturn2022	(8.09%)
2023	rr_AnnualReturn2023	1.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.48%)
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Wilmington Real Asset Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.73%	[2]
Wilmington Real Asset Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.85%	[2]
Wilmington Real Asset Fund | MSCI ACWI Index (Net) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Wilmington Real Asset Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Wilmington Real Asset Fund | Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.66%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[3]
Wilmington Real Asset Fund | Bloomberg Commodity Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.91%)
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	(1.11%)

[1]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.82% and 0.57%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2025, or with the agreement of the Fund’s Board of Trustees.
[2]	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.
[3]	The Real Asset Blended Index is calculated by the investment advisor and is currently based on a weighting of the following indices: 50% S&P Developed Property Index; 50% Bloomberg Commodity Index (Total Return); and 0% Bloomberg U.S. TIPS Index.